COLUMBIA FUNDS SERIES TRUST I
                         Columbia Asset Allocation Fund
                         Columbia Dividend Income Fund
                           Columbia Common Stock Fund
                             Columbia Liberty Fund
                         Columbia Disciplined Value Fund
                         Columbia Large Cap Growth Fund
                          Columbia Small Cap Core Fund
   Supplement to the Statement of Additional Information dated March 31, 2008

The chart captioned "Permissible Fund Investments" in the section captioned "Permissible Investments and Related Risks" is hereby deleted in its entirety and replaced with the following:

Permissible Fund Investments

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
                                   Asset
                                 Allocation    Liberty   Dividend    Common       Disciplined      Large Cap      Small Cap
       Investment Type              Fund        Fund    Income Fund  Stock Fund    Value Fund     Growth Fund     Core Fund
Asset-Backed Securities             |X|          |X|
Common Stock                        |X|          |X|        |X|         |X|           |X|             |X|            |X|
Convertible Securities              |X|          |X|        |X|         |X|           |X|             |X|            |X|
Corporate Debt Securities           |X|          |X|
Custody Receipts and Trust
       Certificates                 |X|
Derivatives
     Index or Linked
       Securities
       (Structured Products)        |X|          |X|        |X|         |X|           |X|             |X|            |X|
     Futures Contracts and
       Options on Futures
       Contracts                    |X|          |X|        |X|         |X|           |X|             |X|            |X|
     Stock Options and Stock
       Index Options                |X|          |X|        |X|         |X|           |X|             |X|            |X|
     Swap Agreements                |X|          |X|        |X|         |X|           |X|             |X|            |X|
Dollar Rolls                        |X|          |X|
Foreign Currency
       Transactions                 |X|          |X|        |X|         |X|           |X|             |X|            |X|
Foreign Securities                  |X|          |X|        |X|         |X|           |X|             |X|            |X|
Illiquid Securities                 |X|          |X|        |X|         |X|           |X|             |X|            |X|
Investments in Other
       Investment Companies         |X|          |X|        |X|         |X|           |X|             |X|            |X|
Low and Below Investment
       Grade Securities             |X|                     |X|
Money Market Instruments            |X|          |X|        |X|         |X|           |X|             |X|            |X|
Mortgage-Backed Securities          |X|          |X|
Preferred Stock                     |X|          |X|        |X|         |X|           |X|             |X|            |X|
Private Placement and Other
       Restricted Securities        |X|          |X|        |X|         |X|           |X|             |X|            |X|
Real Estate Investment
       Trusts and Master
       Limited Partnerships         |X|          |X|        |X|         |X|           |X|             |X|            |X|
Repurchase Agreements               |X|          |X|        |X|         |X|           |X|             |X|            |X|
Reverse Repurchase
       Agreements                   |X|          |X|        |X|         |X|           |X|             |X|            |X|
Variable- and Floating-Rate
       Obligations                  |X|                     |X|         |X|           |X|             |X|            |X|
Warrants and Rights                 |X|                     |X|         |X|           |X|             |X|            |X|
When-Issued, Delayed
       Delivery and Forward
       Commitment
       Transactions                 |X|          |X|        |X|         |X|           |X|             |X|            |X|
Zero-Coupon, Pay-in-Kind and
       Step-Coupon Securities                    |X|

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INT-50/154713-0608                                                                                         June 26, 2008
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